CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Revenues	¥ 2,651,757,646	$ 373,492,253	¥ 3,168,597,334	¥ 3,704,537,419
Cost of revenues	(2,081,010,633)	(293,104,217)	(2,498,916,443)	(2,891,758,188)
Gross profit	570,747,013	80,388,036	669,680,891	812,779,231
Operating expenses:
Selling and marketing expenses	(495,734,694)	(69,822,771)	(440,408,982)	(332,007,462)
Research and development expenses	(150,985,739)	(21,265,897)	(176,478,130)	(135,218,399)
General and administrative expenses (including allowance for doubtful accounts of RMB1,272,454, RMB25,044,327 and RMB139,445,017 for the years ended December 31, 2021, 2022 and 2023, respectively)	(244,518,817)	(34,439,755)	(158,460,764)	(141,798,910)
Total operating expenses	(891,239,250)	(125,528,423)	(775,347,876)	(609,024,771)
Government grants	2,968,735	418,138	16,385,038	48,726,818
Operating income (loss)	(317,523,502)	(44,722,249)	(89,281,947)	252,481,278
Interest expenses	(1,423,924)	(200,556)	(5,715,878)	(6,167,805)
Interest income	35,492,190	4,998,970	12,860,216	5,375,969
Investment income	1,426,370	200,900	10,917,736	21,167,575
Income (loss) before income taxes	(282,028,866)	(39,722,935)	(71,219,873)	272,857,017
Income tax (expense) benefit	10,192,884	1,435,638	21,756,944	(47,036,608)
Net income (loss)	(271,835,982)	(38,287,297)	(49,462,929)	225,820,409
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil income taxes	7,386,368	1,040,348	37,342,724	(9,657,187)
Unrealized gain on available for sale securities, net income taxes of RMB5,809,288, RMB1,184,686 and RMB3,080 for the year 2021, 2022 and 2023, respectively	17,454	2,458	6,460,896	17,427,865
Less: reclassification adjustment for gain on available for sale securities realized in net income, net income taxes of RMB5,291,894, RMB1,698,460 and RMB64,025 for the year 2021, 2022 and 2023, respectively	(362,810)	(51,100)	(9,219,276)	(15,875,681)
Comprehensive income (loss)	¥ (264,794,970)	$ (37,295,591)	¥ (14,878,585)	¥ 217,715,406
Net income (loss) per ordinary share
-Basic | (per share)	¥ (1.73)	$ (0.24)	¥ (0.32)	¥ 1.47
-Diluted | (per share)	¥ (1.73)	$ (0.24)	¥ (0.32)	¥ 1.41
Weighted average number of ordinary shares and ordinary shares equivalents outstanding used in computing net income (loss) per ordinary share
-Basic	156,816,105	156,816,105	155,176,922	153,672,358
-Diluted	156,816,105	156,816,105	155,176,922	160,460,976